EARNINGS PER SHARE - Summary of Basic and Diluted Earnings Per Ordinary Share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Profit after taxes attributable to equity shareholders (€ million)	€ 909	€ 688	€ 549
Basic weighted average number of ordinary shares in issue (million) (in shares)	484,000,000	484,000,000	380,000,000
Effect of dilutive potential ordinary shares (million) (in shares)	4,000,000	5,000,000	5,000,000
Diluted weighted average number of ordinary shares in issue (million) (in shares)	488,000,000	489,000,000	385,000,000
Basic earnings per share (in EUR per share)	€ 1.88	€ 1.42	€ 1.45
Diluted earnings per share (in EUR per share)	€ 1.86	€ 1.41	€ 1.42
Number of shares issued and fully paid (in shares)	474,920,066	484,586,428	483,076,396
Antidilutive options excluded from diluted earnings per share share (in shares)	0	1,200,000	1,200,000